Key management compensation and related parties - Related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Short-term investments	R$ 515,201	R$ 72,321
Financial income	36,558	19,194	R$ 22,026
Prepaid expenses	10,223	8,938
General and administrative expenses	73,852	125,344	90,667
FI Vinci Renda Fixa Crdito Privado
Disclosure of transactions between related parties [line items]
Short-term investments	39,216	38,493
Financial income	851	2,136	36,556
Austral Seguradora S/A
Disclosure of transactions between related parties [line items]
Prepaid expenses	455	758
General and administrative expenses	(303)	(151)
Kloch Advocacia
Disclosure of transactions between related parties [line items]
General and administrative expenses	R$ (217)	R$ (214)	R$ (178)